CONVERTIBLE DEBT (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Short-term Debt [Line Items]
Convertible of long term debt	$ 5,502	$ 6,466
Secured Convertible Security [Member]
Short-term Debt [Line Items]
Convertible of long term debt	4,943	5,991	4,500
Unsecured Convertible Promissory Notes [Member]
Short-term Debt [Line Items]
Convertible of long term debt	$ 559	$ 475	$ 393